Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc.
Entity Central Index Key	0000949512
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
PGIM Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class A
Trading Symbol	PIBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class A	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 969,878,130
Holdings Count | Holding	1,835
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 969,878,130
Number of fund holdings	1,835
Portfolio turnover rate for the period	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.2%
Banks	7.3%
Commercial Mortgage-Backed Securities	6.1%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.3%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.2%
Technology Hardware, Storage & Peripherals	3.6%
U.S. Treasury Obligations	3.5%
Pharmaceuticals	3.2%
Interactive Media & Services	3.1%
Collateralized Loan Obligations	2.8%
Financial Services	2.3%
Insurance	2.1%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Residential Mortgage-Backed Securities	1.7%
Capital Markets	1.6%
Automobiles	1.6%
Hotels, Restaurants & Leisure	1.4%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Biotechnology	1.1%
Affiliated Exchange-Traded Fund - Fixed Income	1.1%
Entertainment	1.0%
Consumer Staples Distribution & Retail	1.0%
IT Services	0.9%
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Machinery	0.9%
Industry Classification	% of Net Assets
Pipelines	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Electrical Equipment	0.8%
Communications Equipment	0.8%
Oil & Gas	0.8%
Life Sciences Tools & Services	0.8%
Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.7%
Sovereign Bonds	0.7%
Healthcare-Services	0.7%
Metals & Mining	0.7%
Beverages	0.7%
Tobacco	0.6%
Media	0.6%
Industrial Conglomerates	0.6%
Multi-Utilities	0.6%
Specialized REITs	0.6%
Electric Utilities	0.5%
Ground Transportation	0.5%
Food Products	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class C
Trading Symbol	PABCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class C	$89	1.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.82%
Net Assets	$ 969,878,130
Holdings Count | Holding	1,835
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 969,878,130
Number of fund holdings	1,835
Portfolio turnover rate for the period	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF
THE
FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.2%
Banks	7.3%
Commercial Mortgage-Backed Securities	6.1%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.3%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.2%
Technology Hardware, Storage & Peripherals	3.6%
U.S. Treasury Obligations	3.5%
Pharmaceuticals	3.2%
Interactive Media & Services	3.1%
Collateralized Loan Obligations	2.8%
Financial Services	2.3%
Insurance	2.1%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Residential Mortgage-Backed Securities	1.7%
Capital Markets	1.6%
Automobiles	1.6%
Hotels, Restaurants & Leisure	1.4%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Biotechnology	1.1%
Affiliated Exchange-Traded Fund - Fixed Income	1.1%
Entertainment	1.0%
Consumer Staples Distribution & Retail	1.0%
IT Services	0.9%
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Machinery	0.9%
Industry Classification	% of Net Assets
Pipelines	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Electrical Equipment	0.8%
Communications Equipment	0.8%
Oil & Gas	0.8%
Life Sciences Tools & Services	0.8%
Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.7%
Sovereign Bonds	0.7%
Healthcare-Services	0.7%
Metals & Mining	0.7%
Beverages	0.7%
Tobacco	0.6%
Media	0.6%
Industrial Conglomerates	0.6%
Multi-Utilities	0.6%
Specialized REITs	0.6%
Electric Utilities	0.5%
Ground Transportation	0.5%
Food Products	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM Balanced Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class R
Trading Symbol	PALRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R	$72	1.47%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.47%
Net Assets	$ 969,878,130
Holdings Count | Holding	1,835
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 969,878,130
Number of fund holdings	1,835
Portfolio turnover rate for the period	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
3/31/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.2%
Banks	7.3%
Commercial Mortgage-Backed Securities	6.1%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.3%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.2%
Technology Hardware, Storage & Peripherals	3.6%
U.S. Treasury Obligations	3.5%
Pharmaceuticals	3.2%
Interactive Media & Services	3.1%
Collateralized Loan Obligations	2.8%
Financial Services	2.3%
Insurance	2.1%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Residential Mortgage-Backed Securities	1.7%
Capital Markets	1.6%
Automobiles	1.6%
Hotels, Restaurants & Leisure	1.4%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Biotechnology	1.1%
Affiliated Exchange-Traded Fund - Fixed Income	1.1%
Entertainment	1.0%
Consumer Staples Distribution & Retail	1.0%
IT Services	0.9%
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Machinery	0.9%
Industry Classification	% of Net Assets
Pipelines	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Electrical Equipment	0.8%
Communications Equipment	0.8%
Oil & Gas	0.8%
Life Sciences Tools & Services	0.8%
Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.7%
Sovereign Bonds	0.7%
Healthcare-Services	0.7%
Metals & Mining	0.7%
Beverages	0.7%
Tobacco	0.6%
Media	0.6%
Industrial Conglomerates	0.6%
Multi-Utilities	0.6%
Specialized REITs	0.6%
Electric Utilities	0.5%
Ground Transportation	0.5%
Food Products	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM Balanced Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class Z
Trading Symbol	PABFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class Z	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Net Assets	$ 969,878,130
Holdings Count | Holding	1,835
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 969,878,130
Number of fund holdings	1,835
Portfolio turnover rate for the period	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.2%
Banks	7.3%
Commercial Mortgage-Backed Securities	6.1%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.3%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.2%
Technology Hardware, Storage & Peripherals	3.6%
U.S. Treasury Obligations	3.5%
Pharmaceuticals	3.2%
Interactive Media & Services	3.1%
Collateralized Loan Obligations	2.8%
Financial Services	2.3%
Insurance	2.1%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Residential Mortgage-Backed Securities	1.7%
Capital Markets	1.6%
Automobiles	1.6%
Hotels, Restaurants & Leisure	1.4%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Biotechnology	1.1%
Affiliated Exchange-Traded Fund - Fixed Income	1.1%
Entertainment	1.0%
Consumer Staples Distribution & Retail	1.0%
IT Services	0.9%
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Machinery	0.9%
Industry Classification	% of Net Assets
Pipelines	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Electrical Equipment	0.8%
Communications Equipment	0.8%
Oil & Gas	0.8%
Life Sciences Tools & Services	0.8%
Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.7%
Sovereign Bonds	0.7%
Healthcare-Services	0.7%
Metals & Mining	0.7%
Beverages	0.7%
Tobacco	0.6%
Media	0.6%
Industrial Conglomerates	0.6%
Multi-Utilities	0.6%
Specialized REITs	0.6%
Electric Utilities	0.5%
Ground Transportation	0.5%
Food Products	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM Balanced Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class R6
Trading Symbol	PIBQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R6	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 969,878,130
Holdings Count | Holding	1,835
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 969,878,130
Number of fund holdings	1,835
Portfolio turnover rate for the period	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.2%
Banks	7.3%
Commercial Mortgage-Backed Securities	6.1%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.3%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.2%
Technology Hardware, Storage & Peripherals	3.6%
U.S. Treasury Obligations	3.5%
Pharmaceuticals	3.2%
Interactive Media & Services	3.1%
Collateralized Loan Obligations	2.8%
Financial Services	2.3%
Insurance	2.1%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Residential Mortgage-Backed Securities	1.7%
Capital Markets	1.6%
Automobiles	1.6%
Hotels, Restaurants & Leisure	1.4%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Biotechnology	1.1%
Affiliated Exchange-Traded Fund - Fixed Income	1.1%
Entertainment	1.0%
Consumer Staples Distribution & Retail	1.0%
IT Services	0.9%
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Machinery	0.9%
Industry Classification	% of Net Assets
Pipelines	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Electrical Equipment	0.8%
Communications Equipment	0.8%
Oil & Gas	0.8%
Life Sciences Tools & Services	0.8%
Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.7%
Sovereign Bonds	0.7%
Healthcare-Services	0.7%
Metals & Mining	0.7%
Beverages	0.7%
Tobacco	0.6%
Media	0.6%
Industrial Conglomerates	0.6%
Multi-Utilities	0.6%
Specialized REITs	0.6%
Electric Utilities	0.5%
Ground Transportation	0.5%
Food Products	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM Jennison Focused Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class A
Trading Symbol	PJIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class A	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 262,046,999
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 262,046,999
Number of fund holdings	36
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	13.3%
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	8.4%
Aerospace & Defense	7.3%
Software	7.2%
Insurance	6.2%
Capital Markets	5.2%
Biotechnology	4.8%
Multi-Utilities	4.8%
Consumer Staples Distribution & Retail	4.5%
Ground Transportation	3.3%
Chemicals	3.1%
Interactive Media & Services	3.0%
Industry Classification	% of Net Assets
Industrial Conglomerates	2.9%
Residential REITs	2.8%
Automobiles	2.7%
Household Durables	2.3%
Semiconductors & Semiconductor Equipment	2.3%
Electric Utilities	1.9%
Technology Hardware, Storage & Peripherals	1.6%
Health Care Providers & Services	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.1%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

PGIM Jennison Focused Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class C
Trading Symbol	PJGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class C	$117	2.37%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.37%
Net Assets	$ 262,046,999
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 262,046,999
Number of fund holdings	36
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	13.3%
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	8.4%
Aerospace & Defense	7.3%
Software	7.2%
Insurance	6.2%
Capital Markets	5.2%
Biotechnology	4.8%
Multi-Utilities	4.8%
Consumer Staples Distribution & Retail	4.5%
Ground Transportation	3.3%
Chemicals	3.1%
Interactive Media & Services	3.0%
Industry Classification	% of Net Assets
Industrial Conglomerates	2.9%
Residential REITs	2.8%
Automobiles	2.7%
Household Durables	2.3%
Semiconductors & Semiconductor Equipment	2.3%
Electric Utilities	1.9%
Technology Hardware, Storage & Peripherals	1.6%
Health Care Providers & Services	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.1%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

PGIM Jennison Focused Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class R
Trading Symbol	PJORX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R	$76	1.53%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%
Net Assets	$ 262,046,999
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 262,046,999
Number of fund holdings	36
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	13.3%
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	8.4%
Aerospace & Defense	7.3%
Software	7.2%
Insurance	6.2%
Capital Markets	5.2%
Biotechnology	4.8%
Multi-Utilities	4.8%
Consumer Staples Distribution & Retail	4.5%
Ground Transportation	3.3%
Chemicals	3.1%
Interactive Media & Services	3.0%
Industry Classification	% of Net Assets
Industrial Conglomerates	2.9%
Residential REITs	2.8%
Automobiles	2.7%
Household Durables	2.3%
Semiconductors & Semiconductor Equipment	2.3%
Electric Utilities	1.9%
Technology Hardware, Storage & Peripherals	1.6%
Health Care Providers & Services	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.1%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

PGIM Jennison Focused Value Fund- Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class Z
Trading Symbol	PJGZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class Z	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 262,046,999
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 262,046,999
Number of fund holdings	36
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	13.3%
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	8.4%
Aerospace & Defense	7.3%
Software	7.2%
Insurance	6.2%
Capital Markets	5.2%
Biotechnology	4.8%
Multi-Utilities	4.8%
Consumer Staples Distribution & Retail	4.5%
Ground Transportation	3.3%
Chemicals	3.1%
Interactive Media & Services	3.0%
Industry Classification	% of Net Assets
Industrial Conglomerates	2.9%
Residential REITs	2.8%
Automobiles	2.7%
Household Durables	2.3%
Semiconductors & Semiconductor Equipment	2.3%
Electric Utilities	1.9%
Technology Hardware, Storage & Peripherals	1.6%
Health Care Providers & Services	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.1%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

PGIM Jennison Focused Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class R6
Trading Symbol	PJOQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R6	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 262,046,999
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 262,046,999
Number of fund holdings	36
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	13.3%
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	8.4%
Aerospace & Defense	7.3%
Software	7.2%
Insurance	6.2%
Capital Markets	5.2%
Biotechnology	4.8%
Multi-Utilities	4.8%
Consumer Staples Distribution & Retail	4.5%
Ground Transportation	3.3%
Chemicals	3.1%
Interactive Media & Services	3.0%
Industry Classification	% of Net Assets
Industrial Conglomerates	2.9%
Residential REITs	2.8%
Automobiles	2.7%
Household Durables	2.3%
Semiconductors & Semiconductor Equipment	2.3%
Electric Utilities	1.9%
Technology Hardware, Storage & Peripherals	1.6%
Health Care Providers & Services	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.1%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

PGIM Jennison Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class A
Trading Symbol	PJFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class A	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Net Assets	$ 7,716,003,884
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class C
Trading Symbol	PJFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class C	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
Net Assets	$ 7,716,003,884
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Growth Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R
Trading Symbol	PJGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R	$59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
Net Assets	$ 7,716,003,884
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class Z
Trading Symbol	PJFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class Z	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 7,716,003,884
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Growth Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R2
Trading Symbol	PJFOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R2	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Net Assets	$ 7,716,003,884
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/20 25?
Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Growth Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R4
Trading Symbol	PJFPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R4	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Net Assets	$ 7,716,003,884
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R6
Trading Symbol	PJFQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R6	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 7,716,003,884
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets